Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	R$ 17,306,736	R$ 14,875,737
Derivatives	16,451,118	14,027,288
Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	25,016,054	22,108,491
Derivatives	19,568,933	18,386,385
Cash and cash equivalent [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	137,792	575,235
Cash and cash equivalent [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	137,792	575,235
Financial assets at fair value through profit or loss [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	11,712,650	9,273,217
Financial assets at fair value through profit or loss [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	12,439,729	10,214,691
Financial assets at fair value through other comprehensive income [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	3,308,755	2,379,657
Financial assets at fair value through other comprehensive income [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	9,256,604	6,658,121
Financial asset at amortized cost [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	1,124,190	1,576,438
Financial asset at amortized cost [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	1,165,734	2,014,619
≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	11,517,823	10,070,263
Derivatives	11,401,414	9,971,140
≤03 months [Member] | Cash and cash equivalent [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	137,792	575,235
≤03 months [Member] | Financial assets at fair value through profit or loss [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	10,142,132	8,068,272
≤03 months [Member] | Financial assets at fair value through other comprehensive income [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	235,308
≤03 months [Member] | Financial asset at amortized cost [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	939,231	1,229,914
03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	378,939	371,260
Derivatives	2,116,717	1,318,904
03-12 months [Member] | Cash and cash equivalent [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets
03-12 months [Member] | Financial assets at fair value through profit or loss [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	84,251	275,465
03-12 months [Member] | Financial assets at fair value through other comprehensive income [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	83,211	36,286
03-12 months [Member] | Financial asset at amortized cost [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets
01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	1,817,479	743,283
Derivatives	2,273,024	2,883,236
01-03 years [Member] | Cash and cash equivalent [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets
01-03 years [Member] | Financial assets at fair value through profit or loss [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	743,436	235,103
01-03 years [Member] | Financial assets at fair value through other comprehensive income [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	627,340	238,954
01-03 years [Member] | Financial asset at amortized cost [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	226,503
>03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	11,301,813	10,923,685
Derivatives	3,777,778	4,213,105
>03 years [Member] | Cash and cash equivalent [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets
>03 years [Member] | Financial assets at fair value through profit or loss [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	1,469,910	1,635,851
>03 years [Member] | Financial assets at fair value through other comprehensive income [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets	8,310,745	6,382,881
>03 years [Member] | Financial asset at amortized cost [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial assets		784,705
Suppliers [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		16,022
Suppliers [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		16,022
Suppliers [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		16,022
Suppliers [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Suppliers [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Suppliers [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Client deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		2,627,471
Client deposits [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		3,021,592
Client deposits [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		630,593
Client deposits [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,261,186
Client deposits [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,103,538
Client deposits [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		26,275
Debt issued and others [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,841,558
Debt issued and others [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		5,466,460
Debt issued and others [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		9,435
Debt issued and others [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		19,689
Debt issued and others [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,703,098
Debt issued and others [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		3,734,238
Repurchase agreements [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		8,056,208
Repurchase agreements [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		8,056,208
Repurchase agreements [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		8,056,208
Repurchase agreements [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Repurchase agreements [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Repurchase agreements [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,139,273
Other financial liabilities [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,139,273
Other financial liabilities [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,139,273
Other financial liabilities [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Other financial liabilities [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Other financial liabilities [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Lease liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		29,441
Lease liabilities [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		45,618
Lease liabilities [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		1,662
Lease liabilities [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		6,466
Lease liabilities [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		17,758
Lease liabilities [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities		19,732
Swap [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	869,232	834,743
Derivatives	264,236	170,417
Swap [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	1,834,083	2,404,060
Derivatives	557,538	490,801
Swap [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	43,462	8,347
Derivatives	13,212	1,704
Swap [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	147,770	16,695
Derivatives	44,920	3,408
Swap [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	121,693	258,770
Derivatives	36,993	52,829
Swap [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	1,521,158	2,120,248
Derivatives	462,413	432,860
NDF [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	32,552	196,358
Derivatives	46,317	107,118
NDF [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	31,250	200,285
Derivatives	44,464	109,260
NDF [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	12,695	159,050
Derivatives	18,063	86,766
NDF [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	16,276	31,417
Derivatives	23,159	17,139
NDF [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	2,279	9,818
Derivatives	3,242	5,355
NDF [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments
Derivatives
Options [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	106,239	18,817
Derivatives	4,522	17,837
Options [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	134,923	19,570
Derivatives	5,743	18,550
Options [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments		10,726
Derivatives		10,167
Options [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	39,308	8,844
Derivatives	1,673	8,383
Options [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	95,615
Derivatives	4,070
Options [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments
Derivatives
Futures [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	15,326	21,272
Derivatives	29,376	21,943
Futures [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	15,939	21,910
Derivatives	30,551	22,601
Futures [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	7,203	18,719
Derivatives	13,807	19,310
Futures [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	8,123	2,553
Derivatives	15,569	2,633
Futures [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments	613	638
Derivatives	1,175	658
Futures [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Derivative financial instruments
Derivatives
Financial liabilities at fair value through profit or loss [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities	33,222
Financial liabilities at fair value through profit or loss [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities	33,222
Financial liabilities at fair value through profit or loss [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities	33,222
Financial liabilities at fair value through profit or loss [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Financial liabilities at fair value through profit or loss [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Financial liabilities at fair value through profit or loss [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Financial liabilities
Suppliers [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	11,243
Suppliers [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	11,243
Suppliers [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	11,243
Suppliers [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Suppliers [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Suppliers [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Client deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	1,637,964
Client deposits [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	1,834,520
Client deposits [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	458,630
Client deposits [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	720,704
Client deposits [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	638,806
Client deposits [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	16,380
Debt issued and others [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	3,703,658
Debt issued and others [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	6,316,783
Debt issued and others [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	163,375
Debt issued and others [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	1,306,993
Debt issued and others [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	1,568,392
Debt issued and others [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	3,278,023
Repurchase agreements [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	9,938,917
Repurchase agreements [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	9,938,917
Repurchase agreements [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	9,938,917
Repurchase agreements [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Repurchase agreements [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Repurchase agreements [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	749,095
Other financial liabilities [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	749,095
Other financial liabilities [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	749,095
Other financial liabilities [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Other financial liabilities [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Other financial liabilities [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost
Lease liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	32,568
Lease liabilities [Member] | Total contractual cash flows [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	46,857
Lease liabilities [Member] | ≤03 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	1,850
Lease liabilities [Member] | 03-12 months [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	3,699
Lease liabilities [Member] | 01-03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	20,346
Lease liabilities [Member] | >03 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Amortized cost	R$ 20,962